Income Tax	12 Months Ended
Dec. 31, 2018
Income Tax [Abstract]
Income Tax
Note 18.- Income Tax

All the companies included in the Company file income taxes according to the tax regulations in force in each country on an individual basis or under consolidation tax regulations.

The consolidated income tax has been calculated as an aggregation of income tax expenses/income of each individual company. In order to calculate the taxable income of the consolidated entities individually, the accounting result is adjusted for temporary and permanent differences, recording the corresponding deferred tax assets and liabilities. At each consolidated income statement date, a current tax asset or liability is recorded, representing income taxes currently refundable or payable. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial statement and income tax purposes, as determined under enacted tax laws and rates.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered. Additionally, tax deductions and credits are available to certain entities, primarily relating to inter-company trades and tax treaties between various countries to prevent double taxation.

As of December 31, 2018, and 2017, the analysis of deferred tax assets and deferred tax liabilities is as follows:

Deferred tax assets	Balance as of December 31,
Concept	2018	2017
Net tax credits for operating losses carryforwards	55,835	71,219
Temporary differences derivatives financial instruments	79,865	93,719
Other temporary differences	366	198
Total deferred tax assets	136,066	165,136

Most of the net tax credits for operating losses carryforwards corresponds to Peru, South Africa and solar plants in Spain as of December 31, 2018.

Temporary differences for derivatives financial instruments are mainly due to ACT ($13 million) and solar plants in Spain ($62 million).

In relation to tax loss carryforwards and deductions pending to be used recorded as deferred tax assets, the entities evaluate its recoverability projecting forecasted taxable income for the upcoming years and taking into account their tax planning strategy. Deferred tax liabilities reversals are also considered in these projections, as well as any limitation established by tax regulations in force in each tax jurisdiction.

Deferred tax liabilities	Balance as of December 31,
Concept	2018	2017
Temporary differences tax/book amortization	126,792	113,432
Other temporary differences tax/book value of contracted concessional assets	73,793	66,247
Other temporary differences	10,415	6,904
Total deferred tax liabilities	211,000	186,583

As of December 31, 2018 and 2017, temporary differences as a result of accelerated tax amortization resulted in a net deferred tax liability position. These are primarily due to Solana and Mojave ($55 million in 2018 and $63 million in 2017) and solar plants in Spain ($74 million in 2018 and $51 million in 2017).

In the year ended as of December 31, 2017 there was an impact on the U.S. entities as a result of the tax reform and U.S. Internal Revenue Code Section 382 described as follows:

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In December 2017 a tax reform, the Tax Cuts and Jobs Act, was enacted in the U.S., consisting mainly in a decrease in the corporate tax rate from 35% to 21% effective 1st of January 2018. The Company therefore adjusted the deferred tax assets and liabilities of its U.S. entities using the new enacted corporate tax rate as of December 31, 2017, resulting in a loss of $19 million recorded in the consolidated income statement for the year ended December 31, 2017;

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In addition, the U.S. Internal Revenue Code (“IRC”) Section 382 establishes an annual limitation on the use of U.S. Net Operating Losses (“NOLs”) as a result of an ownership change. An “ownership change” would occur if the direct and indirect “5-percent shareholders”, as defined under Section 382 of the IRC, collectively increased their ownership in the Company by more than 50 percentage points over a rolling three-year period. The Company experienced during 2017 an ownership change due to Abengoa´s restructuring and changes in its shareholders´s base. As a result, the U.S. NOLs carryforwards generated through the date of change are subject to an annual limitation under Section 382, which resulted in a derecognition of deferred tax assets previously recognized amounting to $96 million corresponding to an amount of $387 million of NOLs and also taking into consideration the newly enacted corporate tax rate of 21%. This loss has been recorded in the consolidated income statement for the year ended December 31, 2017.

Other temporary differences tax/book value of contracted concessional assets, which resulted in a net deferred tax liability position relate primarily to ACT in both years.

The movements in deferred tax assets and liabilities during the years ended December 31, 2018 and 2017 were as follows:

Deferred tax assets	Amount
As of January 1, 2017	202,891
Increase/(decrease) through the consolidated income statement	(31,421)
Increase/(decrease) through other consolidated comprehensive income (equity)	(13,312)
Other movements	6,978
As of December 31, 2017	165,136

First application of IFRS 9 as of December 31, 2017 (Note 2)	11,811
Increase/(decrease) through the consolidated income statement	(24,195)
Increase/(decrease) through other consolidated comprehensive income (equity)	(10,685)
Other movements	(6,001)
As of December 31, 2018	136,066

Deferred tax liabilities	Amount
As of January 1, 2017	95,037
Increase/(decrease) through the consolidated income statement	86,418
Increase/(decrease) through other consolidated comprehensive income (equity)	-
Other movements	5,128
As of December 31, 2017	186,583

First application of IFRS 9 as of December 31, 2017 (Note 2)	8,849
Increase/(decrease) through the consolidated income statement	17,996
Increase/(decrease) through other consolidated comprehensive income (equity)	-
Change in the scope of the consolidated financial statements (Note 5)	590
Other movements	(3,018)
As of December 31, 2018	211,000

Details for income tax for the years ended December 31, 2018, 2017 and 2016 are as follows:

	For the twelve-month period ended December 31,
Item	2018	2017	2016
Current tax	(468)	(1,998)	(1,018)
Deferred tax	(42,191)	(117,839)	(648)
- relating to the origination and reversal of temporary differences	(42,191)	(98,508)	(648)
- relating to changes in tax rates	-	(19,331)	-
Total income tax benefit/(expense)	(42,659)	(119,837)	(1,666)

The reconciliation between the theoretical income tax resulting from applying an average statutory tax rate to income/(loss) before income tax and the actual income tax expense recognized in the consolidated income statements for the years ended December 31, 2018, 2017 and 2016, are as follows:

	For the year ended December 31,
Concept	2018	2017	2016
Consolidated income / (loss) before taxes	97,928	14,950	3,333
Average statutory tax rate	30%	30%	30%
Corporate income tax at average statutory tax rate	(29,378)	(4,485)	(1,000)
Income tax of associates, net	1,639	1,765	2,110
Differences in foreign tax rates	752	3,304	(4,930)
Permanent differences	5,385	19,324	11,121
Incentives, deductions, and unrecognized tax losses carryforwards	(22,972)	(20,994)	(11,110)
Change in corporate income tax	-	(19,331)	-
U.S. Internal Revenue Code Section 382	-	(96,328)	-
Other non-taxable income/(expense)	1,915	(3,092)	2,143
Corporate income tax	(42,659)	(119,837)	(1,666)

Permanent differences in 2018, 2017 and 2016 are mainly due to ACT (Mexico).

The main implications derived from the Tax Cuts and Jobs Act enacted in December 2017 in the U.S. entities are:

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A reduction of the Federal income tax rate from 35% to 21%, effective since January 1, 2018. This measure will imply a reduction of the tax burden of the Company. The effect on the deferred tax assets and liabilities has resulted in a $19 million loss in the year 2017;

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A limitation of the deduction for net interest expense of all businesses in the U.S.  The new limitation is imposed on net interest expense that exceeds 30% of EBITDA from 2018 to 2021, and 30% of EBIT from 2022 onwards. Interests disallowed would be deducted in the future in the event that those limits are not exceeded. After having considered the impacts of Section 382 commented above, the Company does not expect significant negative effects from this net interest expense limitation;

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NOLs arising in tax years beginning after 2017 would be limited to 80% of taxable income. For new NOLs recognized after 2017, an indefinite carryforward would be allowed. The limitation of 80% is not applicable for NOLs generated before 2018. For existing NOLs before 2018, a carryforward of 20 years is still applicable. The new limitation does not trigger adverse tax effects to the U.S. subsidiaries of the Company considering the amount of NOLs to be generated in upcoming years and the projected amount of taxable income of these entities after having considered the impacts of Section 382;

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Base erosion anti-abuse tax (BEAT): The BEAT applies to certain U.S. corporations that make relevant deductible payments to foreign affiliates. The excess of 10% of a corporation’s taxable income increased by those payments to foreign related parties over its regular tax liability, will be the base erosion tax due. BEAT provisions do not trigger adverse tax consequences for the U.S. subsidiaries of the Company considering the amount of payments made to foreign affiliates for management and support services;

-	Potential tax erosion in the U.S.: The Company does not expect to have material adverse tax consequences in the U.S. subsidiaries as a result of the measures previously described.